Consolidated Statement of Changes in Equity (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	98.63%	98.63%
Converting note payable	₨ 7,958
Maximum [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		98.55%
Maximum [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		98.64%
Minimum [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	98.64%